Long-term Debt - Summary of Carrying Value of Long-term Debt (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	$ 8,834	$ 125,804	$ 87,020
Less current portion of long-term debt	(165)	(3,211)
Long-term portion of long-term debt	8,669	122,593
Loan With Parent (Formerly Third OID loan)
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	8,669
Non-interest Bearing Government Term Loan
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	$ 165	1,111
First Original Issue Discount Loan
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings		27,221
Second Original Issue Discount Loan
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings		7,612
Third Original Issue Discount Loan
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings		13,495
US Dollars Credit Facility Draws
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings		$ 76,365